Basis of Presentation And General Information	6 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
Basis of presentation and general information
  Basis of presentation and general information

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006 under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as of June 30, 2020:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	-	Management Co.

Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of the management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s comprehensive loss, financial position and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2020, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2020.

The unaudited interim condensed consolidated financial statements as of and for the six months ended June 30, 2020, have been prepared in accordance with IAS 34 Interim Financial Reporting.

The unaudited interim condensed consolidated financial statements presented in this report do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the consolidated financial statements as of December 31, 2019 and for the year then ended included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019 (the “2019 Annual Report”).

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2019 Annual Report.

The unaudited interim condensed consolidated financial statements as of June 30, 2020 and for the six months then ended, were approved for issuance by the Board of Directors on September 23, 2020.

Going Concern basis of accounting:

As of December 31, 2019, the Company reported a working capital deficit of $3,242 and accumulated deficit of $135,648. The low charter rates for drybulk vessels as a result of the coronavirus outbreak and its effects on world trade and financial markets have been adversely affecting the Company. The Company’s cash flow projections indicated that cash on hand and cash to be generated by operating activities might not be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of the annual consolidated financial statements and the Company might not be able to meet the minimum liquidity requirements included in the loan agreement with EnTrust at certain measurement dates falling due within the 12 month period from the issuance of the annual consolidated financial statements. These conditions raised substantial doubt about the Company’s ability to continue as a going concern. On June 22 and June 30, 2020, the Company completed follow-on equity offerings that provided the Company with additional liquidity (refer to Note 6) and, on May 5, 2020, obtained waivers and relaxations for the covenants included in the loan agreement with EnTrust for the period commencing March 31, 2020 and ending September 30, 2020 (see also Note 8 for details). As of June 30, 2020, the Company reported a working capital surplus of $11.7 million and, based on the waivers and relaxation obtained was in compliance with the applicable covenants included in the loan agreement with EnTrust.  In July 2020, the Company raised approximately $13.9 million, net of issuance commissions and expenses, through the issuance of equity securities. The Company’s cash flow projections indicated that the Company is expected to be able to meet the debt covenants subsequent to the expiration of the waivers/relaxations on the applicable measurement dates falling due in the twelve-month period ending following the issuance of these unaudited interim condensed consolidated financial statements and that cash on hand, cash raised from the July 2020 equity offering and cash to be provided by operating activities will be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these unaudited interim condensed consolidated financial statements.

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for global seaborne dry bulk trade and dry bulk charter rates, the extent of which will depend largely on future developments. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. Besides reducing demand for cargo, coronavirus may functionally limit the amount of cargo that the Company and its competitors are able to move because countries worldwide have imposed quarantine checks on arriving vessels, which have caused delays in loading and delivery of cargoes. The pandemic had a negative impact on the Company’s voyage revenues for the six-month period ended June 30, 2020, which reached $4,589 compared to $6,942 for the same period in 2019. The 34% decrease in voyage revenues is attributed to the low freight rates achieved in the first semester of 2020 due to the outbreak of COVID-19 virus.

The Company has evaluated the impact of the current economic situation on the recoverability of the carrying amount of its vessels. During the first quarter of 2020, the Company concluded that events and circumstances triggered the existence of potential impairment of its vessels. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the future operations. As a result, the Company performed an impairment assessment of the Company’s vessels by comparing the discounted projected net operating cash flows for each vessel to its carrying values.  For the first quarter of 2020, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and an impairment loss of $4,615 was recorded (Note 5). For the second quarter of 2020, the Company has re-assessed impairment indicators and performed an impairment test on the recoverability of the carrying amount of its vessels using discounted projected net operating cash flows for each vessel and concluded that no further impairment of its vessels should be recorded or previously recognized impairment should be reversed.